Pension and Post Retirement Medical Benefits - Other Changes in Plan Assets and Projected Benefit Obligation Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
International Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized actuarial (gain) loss	$ 4.9	$ (4.4)	$ (2.1)
Amortization of actuarial gain (loss)	0.4		2.3
Total recognized in OCI	5.3	(4.4)	0.2
US Pension Plans Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized actuarial (gain) loss	30.0	(26.2)	12.0
(Gain) loss recognized due to settlement		(0.3)	(0.2)
Amortization of actuarial gain (loss)		(1.2)
Total recognized in OCI	30.0	(27.7)	11.8
US Retiree Medical Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized actuarial (gain) loss	1.5	(0.6)	0.1
Prior service cost (credit)			(11.1)
Amortization of prior service (cost) credit	2.9	2.9	2.6
Amortization of actuarial gain (loss)	0.2	0.1	0.1
Total recognized in OCI	$ 4.6	$ 2.4	$ (8.3)